Financial instruments	9 Months Ended
Sep. 30, 2020
Financial instruments
Financial instruments

7. Financial instruments

The following table shows the carrying amounts and fair values of financial assets and financial liabilities, including their levels in the fair value hierarchy. In addition, for the current year the fair value disclosure of lease liabilities is not required.

	Carrying amount					Fair Value
			Assets at	Liabilities	Total
	FVTPL	FVOCI	amortized	at amortized	carrying
9/30/2020			cost	cost	amount	Level 1	Level 2	Level 3	Total

Current assets

Cash and cash equivalents	--	--	5,975	--	5,975	--	--	--	--

Financial assets	2,922	--	—	--	2,922	2,922	--	--	2,922
Bond funds	922	--	--	--	922	922	--	--	922
Bond funds (restricted)	2,000	--	--	--	2,000	2,000	--	--	2,000

Trade receivables, net	--	--	4,630	--	4,630	--	--	--	--

Non-current assets

Financial assets	2,760	5	--	--	2,765	--	2,760	5	2,765
Derivative financial instruments	2,760	--	--	--	2,760	--	2,760	--	2,760
Equity securities	--	5	--	--	5	--	--	5	5

Current liabilities

Trade payables	--	--	--	2,095	2,095	--	--	--	--

Financial liabilities	--	--	--	700	1,021	--	--	1,151	1,151
Long-term debt	--	--	--	700	700	--	--	1,151	1,151
Lease liability	--	--	--	na	321	--	--	--	--

Non-current liabilities

Financial liabilities	394	--	--	22,175	25,542	--	394	24,730	25,124
Derivative financial instruments	394	--	--	--	394	--	394	--	394
Long-term debt	--	--	--	22,175	22,175	--	--	24,730	24,730
Lease liability	--	--	--	na	2,973	--	--	--	--

	Carrying amount					Fair Value
			Assets at	Liabilities	Total
	FVTPL	FVOCI	amortized	at amortized	carrying
12/31/2019			cost	cost	amount	Level 1	Level 2	Level 3	Total

Current assets

Cash and cash equivalents	--	--	4,368	--	4,368	--	--	--	--

Financial assets	6,945	--	463	--	7,408	6,945	--	--	6,945
Bond funds (1)	3,667	--	--	--	3,667	3,667	--	--	3,667
Bond funds (restricted) (1)	2,000	--	--	--	2,000	2,000	--	--	2,000
Note receivable (1)	1,278	--	--	--	1,278	1,278	--	--	1,278
Restricted Cash	--	--	463	--	463	--	--	--	--

Trade receivables, net	--	--	5,915	--	5,915	--	--	--	--

Non-current assets

Financial assets	2,274	--	--	--	2,279	--	2,014	5	2,019
Derivative financial instruments (2)	2,274	--	--	--	2,274	--	2,014	--	2,014
Equity securities	--	5	--	--	5	--	--	5	5

Current liabilities

Trade payables	--	--	--	2,797	2,797	--	--	--	--

Financial liabilities	--	--	--	10,864	11,290	--	--	10,858	10,858
Long-term debt (2) (3)	--	--	--	10,864	10,864	--	--	10,858	10,858
Lease liability	--	--	--	na	426	--	--	--	--

Non-current liabilities

Financial liabilities	--	--	--	6,682	9,866	--	--	6,148	6,148
Long-term debt (2) (3)	--	--	--	6,682	6,682	--	--	6,148	6,148
Lease liability	--	--	--	na	3,184	--	--	--	--

(1)Comparative figures for the year ended December 31, 2019 were revised related to the amendment of classification of short-term investments. For further information, see Note 1 of the interim consolidated financial statements.

(2)Comparative figures for the year ended December 31, 2019 were revised related to the recalculation of the performance participation interest related to the Finance Contract with the EIB. For further information, see Note 1 of the interim consolidated financial statements.

(3)Previously presented under level 2.

The valuation techniques used to value financial instruments include the use of quoted market prices or dealer quotes for similar instruments as well as discounted cash flow analysis.

The fair value of the Company’s investments in the bond funds and note receivable was determined based on the quoted unit prices received by the fund management company.

The fair value of the derivative financial instruments that are not traded in an active market is determined using valuation techniques which maximise the use of observable market data and rely as little as possible on entity-specific estimates. The fair values have been determined based on share prices and the discount rates used were adjusted for counterparty or own credit risk.

The fair value of long-term debt was determined using discounted cash flow models based on the relevant forward interest rate yield curves, considering the credit risk of voxeljet.

Due to their short maturity and the current low level of interest rates, the carrying amounts of cash and cash equivalents, restricted cash, trade receivables, trade payables, credit lines and bank overdrafts approximate fair value.

The group’s policy is to recognize transfers into and transfers out of fair value hierarchy levels as at the end of the reporting period.

In September 2020, there were no transfers of financial instruments measured at fair value between level 1 and level 2.